CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenue	$ 5,385,077	$ 3,677,896
Operating Expenses:
Cost of services provided (exclusive of depreciation and amortization shown separately below)	1,785,167	1,151,057
Research and development	2,474,327	2,529,501
Selling, general, and administrative	12,444,009	8,314,575
Depreciation and amortization	760,497	573,755
Total Operating Expenses	17,464,000	12,568,888
Operating Loss	(12,078,923)	(8,890,992)
Non-Operating Income (Expense):
Interest income (expense)	(8,890)	(39,970)
Change in fair value of warrant liability	113,125	(86,944)
Impairment of investment	(27,934)
Grant income		61,601
Other income	50,354	56,932
Other expense	(118,196)	(159,533)
Total Other Expense (Income), Net	8,459	(167,914)
Net Loss before Taxes	(12,070,464)	(9,058,906)
Income tax expense	(21,076)
Net loss including non-controlling interest	(12,091,540)	(9,058,906)
Net loss attributable to noncontrolling interest	0	(1,743)
Net loss attributable to T Stamp Inc.	$ (12,091,540)	$ (9,057,163)
Basic net loss per share attributable to T Stamp Inc. (in dollars per share)	$ (2.55)	$ (2.40)
Diluted net loss per share attributable to T Stamp Inc. (in dollars per share)	$ (2.55)	$ (2.40)
Weighted-average shares used to compute basic net loss per share (in shares)	4,732,774	3,767,472
Weighted-average shares used to compute diluted net loss per share (in shares)	4,732,774	3,767,472